TIAA-CREF S&P 500 Index Fund
TIAA-CREF S&P 500 Index Fund
Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF S&P 500 Index Fund	Institutional Class	Advisor Class	Retirement Class	Class W
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none
Maximum deferred sales charge	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none
Redemption or exchange fee	none	none	none	none
Maximum account fee	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF S&P 500 Index Fund		Institutional Class	Advisor Class	Retirement Class	Class W
Management fees		0.04%	0.04%	0.04%	0.04%
Other expenses		0.02%	0.15%	0.27%	0.02%	[1]
Total annual Fund operating expenses		0.06%	0.19%	0.31%	0.06%
Waivers and expense reimbursements	[2]				(0.06%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.06%	0.19%	0.31%	none
[1]	Estimate is for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.09% of average daily net assets for Institutional Class shares; (ii) 0.24% of average daily net assets for Advisor Class shares; and (iii) 0.34% of average daily net assets for Retirement Class shares; and (iv) 0.09% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, with respect to Class W shares, and February 28, 2019, with respect to all other share classes, unless changed with approval of the Board of Trustees.
[3]	Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W's Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF S&P 500 Index Fund - USD ($)	Institutional Class	Advisor Class	Retirement Class	Class W
1 year	$ 6	$ 19	$ 32	none
3 years	19	61	100	none
5 years	34	107	174	none
10 years	$ 77	$ 243	$ 393	none

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index, the S&P 500® Index. The S&P 500 Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization of the U.S. equity market. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, LLC (“Advisors”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the S&P 500 Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. Class W does not have a full year of performance and is not included in the table.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† S&P 500 Index Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was 2.60%.
Best quarter: 15.89%, for the quarter ended June 30, 2009. Worst quarter: -21.94%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
Average Annual Returns - TIAA-CREF S&P 500 Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Institutional Class	21.77%	15.71%		8.44%		Oct. 01, 2002
Advisor Class	21.60%	15.67%	[1]	8.42%	[1]	Dec. 04, 2015
Retirement Class	21.46%	15.42%		8.17%		Oct. 01, 2002
After Taxes on Distributions | Institutional Class	21.15%	15.12%		7.97%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	12.83%	12.60%		6.80%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%		8.50%
[1]	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.